Taxes - Schedule of Reconciliation of Income Tax Expense Effective Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense Effective Rate [Abstract]
PRC statutory tax rate, amount	$ (991,789)	$ (608,361)
PRC statutory tax rate, percentage	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption, amount	$ (127,852)
Effect of PRC preferential tax rate and tax exemption, percentage	3.20%
Non-PRC entities not subject to PRC tax, amount	$ 1,356,301	$ 455,707
Non-PRC entities not subject to PRC tax, percentage	(34.20%)	(18.70%)
Allowance for deferred tax assets, amount		$ 152,747
Allowance for deferred tax assets, percentage		(6.30%)
Net operating loss, amount	$ (337,191)
Net operating loss, percentage	8.60%
Others, amount	$ (9,500)
Others, percentage	0.20%
Income tax (benefit) expense and effective income tax rate, amount	$ (110,031)	$ 93	$ 14,833
Income tax (benefit) expense and effective income tax rate, percentage	(2.80%)